OPERATING SEGMENTS DISCLOSURES	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5.	OPERATING SEGMENTS DISCLOSURES

The Company identifies an operating segment as a component of the business that (i) engages in business activities from which it may earn revenues and incur expenses, (ii) has discrete financial information available, and (iii) is regularly reviewed by the Company’s Chief Operating Decision Maker to assess performance and allocate resources.

Segment information is prepared on the same basis used by the CODM, who is the Company’s Chief Executive Officer, to manage the business and make decisions regarding allocating resources performance evaluation. Based on this assessment, the Company has identified the following operating segments:

●	North American Brokerage - generates revenue by processing real estate transactions, which entitles the Company to earn commissions.

●	One Real Title - generates revenue by providing title insurance and closing services for residential and commercial transactions.

●	One Real Mortgage - generates revenue from origination fees earned in connection with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet - generates revenue from interchange fees on Company-branded debit cards, interest income on certain deposit accounts, and interest income and various fees associated with credit lines.

Once operating segments are identified, the Company evaluates each segment using both quantitative and qualitative analysis, including current and historical revenue and profitability for each operating segment, to determine whether the segments have similar operating characteristics and whether they meet the criteria for separate disclosure under ASC 280.

Based on this evaluation, the Company has determined that it operates as three reportable segments - North American Brokerage, One Real Title and One Real Mortgage, each of which meets the quantitative thresholds for separate disclosure under ASC 280-10-50-12 and which collectively comprise more than 90% of the Company’s total revenue and income (loss) from operations. Real Wallet does not meet any of the quantitative thresholds for separate disclosure under ASC 280 and is therefore included within “Other Segments”. Prior period segment information has been recast to reflect the change in the number of reportable segments and allocate revenue, cost of sales and operating expenses between the various segments.

The CODM evaluates segment performance using revenue, gross profit and operating income (loss). These metrics are used to assess performance, identify trends affecting the segments, develop forecasts and make strategic operating decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the notes to the consolidated financial statements and as included herein.

	For the Year Ended December 31, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,956,483	$5,035	$6,009	$889	$1,968,416
Cost of sales	1,798,494	890	3,140	204	1,802,728
Gross Profit	$157,989	$4,145	$2,869	$685	$165,688

Operating Expenses(1)(2)	160,294	8,266	5,031	1,344	174,935
Operating Loss	$(2,305)	$(4,121)	$(2,162)	$(659)	$(9,247)

Reconciliation of loss (segment loss)
Other income, net					995
Finance expense, net					(554)
Loss Before Tax					$(8,806)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $60,520 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	For the Year Ended December 31, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,255,799	$4,788	$4,010	42	$1,264,639
Cost of sales	1,147,072	671	2,155	-	1,149,898
Gross Profit	$108,727	$4,117	$1,855	42	$114,741

Operating Expenses(1)(2)	128,953	6,814	3,774	426	139,967
Operating Loss	$(20,226)	$(2,697)	$(1,919)	$(384)	$(25,226)

Reconciliation of loss (segment loss)
Other income, net					496
Finance expenses, net					(1,723)
Loss Before Tax					$(26,453)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $42,727 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales in the current and in the prior year.

Segment assets and liabilities are not regularly provided to the Chief Operating Decision Maker and, accordingly, are not disclosed.

Depreciation and Amortization (in thousands):

	Twelve Months Ended December 31,
	2025	2024
North American Brokerage	$1,150	$609
One Real Title	673	676
One Real Mortgage	106	111
Other Segments	—	—
Total	$1,929	$1,396

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Twelve Months Ended December 31,
	2025	2024
United States	$1,748,894	$1,109,616
Canada	219,522	155,023
Total revenue by region	$1,968,416	$1,264,639

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

Non-current assets, by geography, are shown in the tables below (in thousands):

	As of December 31, 2025
	Canada	Israel	India	United States	Total
Non-Current Assets
Intangible Assets	$—	$—	$—	$4,157	$4,157
Goodwill	—	—	—	8,993	8,993
Property and Equipment	10	10	208	2,227	2,455
Total	$10	$10	$208	$15,377	$15,605

	As of December 31, 2024
	Canada	Israel	United States	Total
Non-Current Assets
Intangible Assets	$—	$—	$2,575	$2,575
Goodwill	—	—	8,993	8,993
Property and Equipment	16	11	2,089	2,116
Total	$16	$11	$13,657	$13,684